Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.8%
Erste Group Bank AG	363,841	$24,639,898
Belgium — 1.6%
Ageas SA	176,004	11,038,308
Groupe Bruxelles Lambert NV	101,065	8,337,267
KBC Group NV	271,211	25,008,030
Sofina SA	18,206	5,086,614
		49,470,219
Denmark — 1.2%
Danske Bank A/S	814,578	28,581,551
Tryg A/S	403,230	9,620,239
		38,201,790
Finland — 0.9%
Sampo OYJ, Class A	2,870,136	28,754,758
France — 9.6%
Amundi SA(a)	72,475	5,724,887
AXA SA	2,097,706	99,212,880
BNP Paribas SA	1,204,905	102,090,970
Credit Agricole SA	1,260,818	23,648,641
Edenred SE	284,187	8,862,928
Eurazeo SE	49,258	3,601,723
Euronext NV(a)	92,373	15,439,886
Societe Generale SA	853,560	44,503,739
		303,085,654
Germany — 15.4%
Allianz SE, Registered	457,188	189,082,307
Commerzbank AG	1,119,919	29,641,497
Deutsche Bank AG, Registered	2,188,148	57,373,988
Deutsche Boerse AG	222,931	71,804,704
Hannover Rueck SE	71,389	22,915,839
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	158,361	108,415,443
Talanx AG(b)	76,650	8,796,977
		488,030,755
Ireland — 1.0%
AIB Group PLC	2,481,874	16,680,825
Bank of Ireland Group PLC	1,186,324	13,929,172
		30,609,997
Italy — 9.7%
Banco BPM SpA	1,527,555	17,051,360
BPER Banca SpA	1,178,024	9,568,010
FinecoBank Banca Fineco SpA	720,583	14,419,532
Generali	1,114,836	40,744,731
Intesa Sanpaolo SpA	17,916,327	95,642,460
Mediobanca Banca di Credito Finanziario SpA	593,428	12,137,988
Nexi SpA(a)(b)	573,678	3,350,887
Poste Italiane SpA(a)	541,246	10,985,778
UniCredit SpA	1,653,074	96,177,266
Unipol Gruppo SpA	426,594	7,651,693
		307,729,705
Netherlands — 5.7%
ABN AMRO Bank NV, CVA(a)	539,253	11,174,856
Adyen NV(a)(b)	26,093	42,224,028
Aegon Ltd.	1,566,043	10,072,702
ASR Nederland NV	187,491	11,830,461
CVC Capital Partners PLC(a)(b)	253,244	4,518,607
EXOR NV, NVS	104,670	9,882,388
ING Groep NV	3,727,003	72,375,860
Security	Shares	Value
Netherlands (continued)
NN Group NV	318,998	$19,561,083
		181,639,985
Norway — 1.0%
DNB Bank ASA	1,057,642	26,439,045
Gjensidige Forsikring ASA	237,040	5,546,461
		31,985,506
Spain — 8.6%
Banco Bilbao Vizcaya Argentaria SA	6,823,240	93,642,410
Banco de Sabadell SA	6,435,907	18,778,583
Banco Santander SA	17,939,262	126,307,846
CaixaBank SA	4,666,410	35,764,328
		274,493,167
Sweden — 6.9%
EQT AB	441,469	12,757,361
Industrivarden AB, Class A	140,687	4,944,034
Industrivarden AB, Class C	185,476	6,513,304
Investor AB, Class B	2,049,166	60,713,630
L E Lundbergforetagen AB, Class B	88,457	4,667,347
Nordea Bank Abp	3,727,791	51,625,984
Skandinaviska Enskilda Banken AB, Class A	1,877,521	29,791,884
Svenska Handelsbanken AB, Class A	1,724,823	22,577,606
Swedbank AB, Class A	1,004,653	25,080,004
		218,671,154
Switzerland — 13.1%
Baloise Holding AG, Registered	48,770	10,849,983
Banque Cantonale Vaudoise, Registered	36,043	4,436,087
Helvetia Holding AG, Registered	43,955	9,696,364
Julius Baer Group Ltd.	244,058	15,826,683
Partners Group Holding AG	26,871	35,208,301
Swiss Life Holding AG, Registered	33,993	33,940,646
Swiss Re AG	357,203	64,119,442
UBS Group AG, Registered	3,893,876	118,200,029
Zurich Insurance Group AG	173,273	122,897,436
		415,174,971
United Kingdom — 23.4%
3i Group PLC	1,152,730	65,349,440
Admiral Group PLC	307,563	13,376,673
Aviva PLC	3,162,994	23,698,419
Barclays PLC	17,073,123	68,013,194
HSBC Holdings PLC	21,160,235	235,881,167
Legal & General Group PLC	6,938,927	21,851,245
Lloyds Banking Group PLC	71,765,386	70,507,888
London Stock Exchange Group PLC	566,274	88,175,359
M&G PLC	2,672,742	7,416,553
NatWest Group PLC, NVS	9,058,955	58,269,809
Phoenix Group Holdings PLC	821,849	6,575,068
Prudential PLC	3,136,968	33,354,673
Schroders PLC	984,246	4,336,764
Standard Chartered PLC	2,434,914	35,070,688
Wise PLC, Class A(b)	788,883	10,347,303
		742,224,243
Total Long-Term Investments — 98.9% (Cost: $2,489,662,780)		3,134,711,802

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,700,000	$2,700,000
Total Short-Term Securities — 0.1% (Cost: $2,700,000)		2,700,000
Total Investments — 99.0% (Cost: $2,492,362,780)		3,137,411,802
Other Assets Less Liabilities — 1.0%		32,246,675
Net Assets — 100.0%		$3,169,658,477

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$917 (b)	$—	$(917)	$—	$—	—	$2,059 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,550,000	1,150,000 (b)	—	—	—	2,700,000	2,700,000	26,699	—
				$(917)	$—	$2,700,000		$28,758	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	376	06/20/25	$21,893	$614,797
FTSE 100 Index	110	06/20/25	12,447	175,560
				$790,357
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI Europe Financials ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,620,239	$3,125,091,563	$—	$3,134,711,802
Short-Term Securities
Money Market Funds	2,700,000	—	—	2,700,000
	$12,320,239	$3,125,091,563	$—	$3,137,411,802
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$790,357	$—	$790,357

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares